Information about QVC's Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment reporting disclosure
Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the Internet and mobile applications in certain markets. The Company has operations in the United States, Japan, Germany, the United Kingdom and Italy. The Company has identified five reportable segments: the United States, Japan, Germany, the United Kingdom and Italy.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Three months ended June 30,				Six months ended June 30,
	2014		2013		2014		2013
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,352	325	1,312	320	2,657	626	2,609	611
QVC-Japan	223	43	260	57	457	90	516	111
QVC-Germany	227	40	207	35	477	79	457	78
QVC-U.K.	178	33	153	26	343	60	293	45
QVC-Italy	34	(2)	29	(4)	66	(4)	60	(7)
Consolidated QVC	$2,014	439	1,961	434	4,000	851	3,935	838

Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Three months ended June 30,				Six months ended June 30,
	2014		2013		2014		2013
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$14	99	14	91	27	192	27	179
QVC-Japan	4	2	5	2	9	4	8	4
QVC-Germany	8	8	8	9	16	19	16	18
QVC-U.K.	4	3	5	3	8	7	9	6
QVC-Italy	3	—	1	2	6	1	3	4
Consolidated QVC	$33	112	33	107	66	223	63	211

	Six months ended June 30,		Year ended December 31,
	2014		2013
(in millions)	Total assets	Capital expenditures, net	Total assets	Capital expenditures, net
QVC-U.S.	$9,933	38	10,322	123
QVC-Japan	732	(1)	732	16
QVC-Germany	1,103	4	1,109	28
QVC-U.K.	628	6	613	16
QVC-Italy	271	10	280	28
Consolidated QVC	$12,667	57	13,056	211

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	June 30,	December 31,
(in millions)	2014	2013
QVC-U.S.	$436	448
QVC-Japan	218	220
QVC-Germany	225	244
QVC-U.K.	129	129
QVC-Italy	68	65
Consolidated QVC	$1,076	1,106

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2014	2013	2014	2013
Adjusted OIBDA	$439	434	851	838
Stock‑based compensation	(10)	(9)	(18)	(19)
Depreciation and amortization	(145)	(140)	(289)	(274)
Equity in losses of investee	(2)	(2)	(3)	(1)
Gains on financial instruments	—	3	—	15
Interest expense, net	(60)	(50)	(122)	(113)
Foreign currency gain (loss)	1	—	—	(1)
Loss on extinguishment of debt	—	(16)	—	(57)
Income before income taxes	$223	220	419	388

Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the Internet and mobile applications in certain markets. The Company has operations in the U.S., Japan, Germany, the U.K. and Italy. As such, the Company has identified five reportable segments: the U.S., Japan, Germany, the U.K. and Italy.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Years ended December 31,
	2013		2012		2011
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,844	1,352	5,585	1,292	5,412	1,225
QVC-Japan	1,024	212	1,247	279	1,127	241
QVC-Germany	971	173	956	179	1,068	199
QVC-U.K.	657	118	641	104	626	111
QVC-Italy	127	(14)	87	(26)	35	(43)
Consolidated QVC	$8,623	1,841	8,516	1,828	8,268	1,733

Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Years ended December 31,
	2013		2012		2011
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$55	362	51	338	52	376
QVC-Japan	23	9	16	10	29	12
QVC-Germany	30	38	31	33	33	36
QVC-U.K.	12	14	21	12	13	11
QVC-Italy	7	8	7	7	8	4
Consolidated QVC	$127	431	126	400	135	439

	Years ended December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,322	123	10,541	88
QVC-Japan	732	16	969	105
QVC-Germany	1,109	28	1,064	25
QVC-U.K.	613	16	619	22
QVC-Italy	280	28	245	6
Consolidated QVC	$13,056	211	13,438	246

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2013	2012
QVC-U.S.	$448	429
QVC-Japan	220	280
QVC-Germany	244	247
QVC-U.K.	129	128
QVC-Italy	65	47
Consolidated QVC	$1,106	1,131

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2013	2012	2011
Adjusted OIBDA	$1,841	1,828	1,733
Stock‑based compensation	(38)	(34)	(22)
Depreciation and amortization	(558)	(526)	(574)
Equity in losses of investee	(4)	(4)	(2)
Gains on financial instruments	15	48	50
Interest expense, net	(214)	(233)	(229)
Foreign currency gain (loss)	1	2	(2)
Loss on extinguishment of debt	(57)	—	—
Income before income taxes	$986	1,081	954